Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade Receivables
The following table details the aging analysis of the Trade receivables:

	Not overdue	1-30 days overdue	30-90 days overdue	>90 days overdue	Total
2023

Gross trade receivables, external - (Restated)	63,427	49,670	7,842	5,777	126,716
Trade receivables - related parties	52,313	7,474	1,204	35	61,026
Net trade receivables - (Restated)	$115,740	$57,144	$9,046	$5,812	$187,742
2022
Gross trade receivables, external - (Restated)	126,044	93,371	19,034	2,983	241,432
Trade receivables - related parties	65,522	12,786	519	398	79,225
Net trade receivables - (Restated)	$191,566	$106,157	$19,553	$3,381	$320,657